Basis of Presentation of the Consolidated Financial Statements - Acquisition of mobile assets of Oi Group (Details) - Oi Group € in Millions, R$ in Millions	Oct. 23, 2023 BRL (R$)	Oct. 23, 2023 EUR (€)	Apr. 20, 2022 BRL (R$)	Apr. 20, 2022 EUR (€)	Apr. 20, 2022 EUR (€)
Disclosure of subsidiaries [line items]
Cash transferred, estimation			R$ 5,373	€ 1,063
Consideration (share purchase price)			R$ 4,885		€ 972
Increase in existing liabilities, contingent liabilities recognised in business combination, percentage			0.10	0.10
Consideration	R$ 5,129		R$ 5,492		1,093
Intangible assets | €					539
Goodwill (Note 7) | €					676
Retained amount, percentage	50.00%
Cash transferred, retained amount | R$	R$ 488
Withdrawn amount, percentage	50.00%
Withdrawn amount	R$ 277	€ 51
Licenses
Disclosure of subsidiaries [line items]
Intangible assets | €					€ 520
Committed Payment Subject To Certain Targets
Disclosure of subsidiaries [line items]
Liabilities incurred | R$			110
Other Committed Payment
Disclosure of subsidiaries [line items]
Liabilities incurred | R$			R$ 8